Disclosures about Fair Value of Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2013
Fair Value Disclosures [Abstract]
Schedule of fair value measurements of assets recognized in balance sheets on recurring basis

		December 31, 2013
		Fair Value Measurements Using
	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

U.S. Government agencies	$10,420,076	$—	$10,420,076	$—
Mortgage-backed securities (Government-sponsored enterprises - residential)	48,345,655	—	48,345,655	—
Municipal bonds	50,218,866	—	50,218,866	—

		December 31, 2012
		Fair Value Measurements Using
	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

U.S. Government agencies	$10,328,880	$—	$10,328,880	$—
Mortgage-backed securities (Government-sponsored enterprises - residential)	51,956,481	—	51,956,481	—
Municipal bonds	53,102,462	—	53,102,462	—

Schedule of fair value measurement of assets measured at fair value on nonrecurring basis

		December 31, 2013
		Fair Value Measurements Using
	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Impaired loans (collateral dependent)	$1,219,185	$—	$—	$1,219,185
Mortgage servicing rights	673,576	—	—	673,576

		December 31, 2012
		Fair Value Measurements Using
	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Impaired loans (collateral dependent)	$1,032,580	$—	$—	$1,032,580
Foreclosed assets	137,193	—	—	137,193

Schedule of quantitative information about unobservable inputs used in nonrecurring level 3 fair value measurements

	Fair Value at December 31, 2013	Valuation Technique	Unobservable Inputs	Range (Weighted Average)

Collateral-dependent impaired loans	$1,219,185	Market comparable properties	Marketability discount	20% – 30% (25%)

Mortgage servicing rights	$673,576	Discounted cash flow	Discount rate PSA standard prepayment model rate	8% - 12.5% (10.24%) 144 – 342 (164)

	Fair Value at December 31, 2012	Valuation Technique	Unobservable Inputs	Range (Weighted Average)

Foreclosed assets	$137,193	Market comparable properties	Comparability adjustments	(26%)

Collateral-dependent impaired loans	$1,032,580	Market comparable properties	Marketability discount	20% – 30% (25%)

Schedule of estimated fair values of other financial instruments

		December 31, 2013
		Fair Value Measurements Using
	Carrying Amount	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Financial assets
Cash and cash equivalents	$6,098,870	$6,098,870	$—	$—
Other investments	81,918	—	81,918	—
Loans held for sale	262,461	—	262,461	—
Loans, net of allowance for loan losses	180,639,502	—	—	178,866,833
Federal Home Loan Bank stock	1,113,800	—	1,113,800	—
Interest receivable	1,817,415	—	1,817,415	—

Financial liabilities
Deposits	251,738,391	—	143,586,822	111,116,837
Short-term borrowings	19,610,297	—	19,610,297	—
Advances from borrowers for taxes and insurance	857,814	—	857,814	—
Interest payable	210,226	—	210,226	—

Unrecognized financial instruments (net of contract amount)
Commitments to originate loans	—	—	—	—
Letters of credit	—	—	—	—
Lines of credit	—	—	—	—

		December 31, 2012
		Fair Value Measurements Using
	Carrying Amount	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Financial assets
Cash and cash equivalents	$7,293,711	$7,293,711	$—	$—
Interest-earning time deposits in banks	2,972,000	—	2,972,000	—
Other investments	96,041	—	96,041	—
Loans held for sale	711,986	—	711,986	—
Loans, net of allowance for loan losses	173,753,059	—	—	172,609,490
Federal Home Loan Bank stock	1,113,800	—	1,113,800	—
Interest receivable	2,053,472	—	2,053,472	—

Financial liabilities
Deposits	258,520,729	—	135,656,067	125,864,749
Short-term borrowings	12,740,610	—	12,740,610	—
Advances from borrowers for taxes and insurance	832,345	—	832,345	—
Interest payable	276,757	—	276,757	—

Unrecognized financial instruments (net of contract amount)
Commitments to originate loans	—	—	—	—
Letters of credit	—	—	—	—
Lines of credit	—	—	—	—